Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Summary of Property and equipment, net

	December 31, 2018	December 31, 2019	December 31, 2020
	RMB in thousands
Leasehold improvements	51,186	76,772	118,581
Servers and computers	481,695	765,110	1,286,310
Others	19,127	23,211	30,750

Total	552,008	865,093	1,435,641
Less: accumulated depreciation	(157,110)	(349,006)	(673,700)

Net book value	394,898	516,087	761,941